Mineral property, plant and equipment (Tables)	9 Months Ended
May 31, 2022
Mineral Property Plant And Equipment
Schedule of continuity of expenditures on mineral properties
	Construction in progress	Processing plant and related infrastructure	Machinery and equipment	Other	Total
Cost
As at September 1, 2020	$-	$2,657	$1,220	$161	$4,038
Additions	-	622	437	-	1,059
Disposals	-	-	(703)	(79)	(782)
As at August 31, 2021	$-	$3,279	$954	$82	$4,315
Additions	5,262	2,519	376	39	8,196
Disposals	-	-	(55)	-	(55)
Transfer from E&E assets	40,563	-	-	-	40,563
As at May 31, 2022	$45,825	$5,798	$1,275	$121	$53,019
Accumulated depreciation
As at September 1, 2020	$-	$1,212	$1,015	$73	$2,300
Depreciation expense	-	128	144	14	286
Disposals	-	-	(686)	(67)	(753)
As at August 31, 2021	$-	$1,340	$473	$20	$1,833
Depreciation expense	-	121	160	13	294
Disposals	-	-	(29)	-	(29)
As at May 31, 2022	$-	$1,461	$604	$33	$2,098
Net book value	-
As at August 31, 2021	$-	$1,939	$481	$62	$2,482
As at May 31, 2022	$45,825	$4,337	$671	$88	$50,921